COST OF GOODS SOLD (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cost Of Goods Sold Details Narrative
Cost of goods sold	$ 31,754